Prepayments and other assets (Tables)	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Schedule of prepayments and other assets

	November 30, 2025	August 31, 2025
Prepaid expenses and deposits	$1,436	$1,019
Deferred financing costs	218	218
Total prepayments and other assets	$1,654	$1,237